Financial and capital management - Details on Trade Receivables Not Impaired (Details) - Loan secured by trade receivables - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of internal credit grades [line items]
Financial assets	$ 3,265	$ 2,919
Trade receivables not past due
Disclosure of internal credit grades [line items]
Financial assets	2,574	2,082
Trade receivables past due | Under 60 days
Disclosure of internal credit grades [line items]
Financial assets	432	541
Trade receivables past due | 60 to 120 days
Disclosure of internal credit grades [line items]
Financial assets	214	232
Trade receivables past due | Over 120 days
Disclosure of internal credit grades [line items]
Financial assets	$ 45	$ 64